Reconciliation of Income Tax Expense on Pretax Income at Statutory Rate and Income Tax Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Reconciliation Of Income Taxes [Line Items]
Tax expense at statutory rate of Cayman	$ 0	$ 0	$ 0
Differences between Cayman and foreign statutory tax rates	34,415	18,765	15,727
Tax-exempt income	(4,648)	(906)	(2,573)
Permanent differences	(7,792)	(1,065)	(396)
Temporary differences	(1,533)	(330)	(344)
Alternative minimum tax	594	4	1,170
Income tax (10%) on undistributed earnings	5,677	2,460	2,491
Net changes in income tax credit	(495)	(897)	(899)
Net changes in valuation allowance of deferred income tax assets	1,724	1,621	733
Net operating loss carryforwards	(1,689)	(2,052)	(1,298)
Liabilities related to unrealized tax benefits	2,385	672	91
Adjustment of prior years' taxes and others	(948)	(23)	1,399
Income tax expense	$ 27,690	$ 18,249	$ 16,101